BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Issuance of Convertible Preferred Stock	$ 32,400	$ 8,000	$ 35,000
Series F And F 1 Preferred Stock [Member]
Issuance of Convertible Preferred Stock Date			October 19, 2018
Issuance of Convertible Preferred Stock			$ 30,000
Series F Preferred Stock [Member]
Issuance of Convertible Preferred Stock Date		September 20, 2019	November 20, 2018
Issuance of Convertible Preferred Stock		$ 8,000	$ 5,000
Series G Preferred Stock [Member]
Issuance of Convertible Preferred Stock	22,000
Series H Preferred Stock [Member]
Issuance of Convertible Preferred Stock	$ 10,400